Share capital	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
16 Share capital
The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.
Share consolidation
The 655,984,512 common shares issued and outstanding immediately prior to the Share Consolidation, which became legally effective on November 17, 2015, were consolidated into 6,559,846 common shares (the "Post-Consolidation Shares"). The Post-Consolidation Shares began trading on each of the TSX and NASDAQ at the opening of markets on November 20, 2015. The number of outstanding stock options and share purchase warrants were adjusted on the same basis with proportionate adjustments being made to each stock option and share purchase warrant exercise price.
All share, option and share purchase warrant and per share, option and share purchase warrant data have been retroactively adjusted in these consolidated financial statements to reflect and give effect to the Share Consolidation as if it occurred at the beginning of the earliest period presented.
Common shares issued in connection with "At-the-Market" ("ATM") drawdowns
April 2016 ATM Program
On April 1, 2016, the Company entered into an ATM sales agreement (the "April 2016 ATM Program"), under which the Company was able, at its discretion and from time to time, to sell up to 3 million common shares through ATM issuances on the NASDAQ for aggregate gross proceeds of up to approximately $10 million. The April 2016 ATM Program provides that common shares were to be sold at market prices prevailing at the time of sale and, as a result, prices varied.
Between April 1, 2016 and March 24, 2017, the Company issued a total of 1,706,968 common shares under the April 2016 ATM Program at an average issuance price of $3.52 per share for aggregate gross proceeds of $6.0 million less cash transaction costs of $190,000 and previously deferred financing costs of $225,000.
March 2017 ATM Program
On March 28, 2017, the Company commenced a new ATM offering pursuant to its existing ATM Sales Agreement, dated April 1, 2016, under which the Company was able, at its discretion, from time to time, to sell up to a maximum of 3 million common shares through ATM issuances on the NASDAQ, up to an aggregate amount of $9.0 million (the "March 2017 ATM Program"). The common shares were to be sold at market prices prevailing at the time of the sale of the common shares and, as a result, sale prices varied.
Between March 28, 2017 and April 18, 2017, the Company issued a total of 597,994 common shares under the March 2017 ATM Program at an average issuance price of $2.97 per share for aggregate gross proceeds of $1,780,000 less cash transaction costs of $55,000 and previously deferred financing costs of $65,000.
April 2017 ATM Program
On April 27, 2017, the Company entered into a New ATM Sales Agreement and filed with the Securities and Exchange Commission (the "SEC") a prospectus supplement (the "April 2017 ATM Prospectus Supplement" or "April 2017 ATM Program") related to sales and distributions of up to a maximum of 2,240,000 common shares through ATM issuances on the NASDAQ, up to an aggregate amount of $6.9 million under the New ATM Sales Agreement. The common shares will be sold at market prices prevailing at the time of the sale of the common shares and, as a result, prices may vary. The New ATM Sales Agreement and the April 2017 ATM Program superseded and replaced the March 2017 ATM Program, which itself superseded and replaced the April 2016 ATM Program. The April 2017 ATM Prospectus Supplement supplements the base prospectus included in the Company's Shelf Registration Statement on Form F-3, as amended (the "2017 Shelf Registration Statement"), which was declared effective by the SEC on April 27, 2017. The 2017 Shelf Registration Statement allows us to offer up to $50 million of common shares and is effective for a three-year period.
Between May 30, 2017 and December 31, 2017, the Company issued a total of 1,805,758 common shares under the April 2017 ATM Program at an average issuance price of $1.71 per share for aggregate gross proceeds of $3,761,000 less cash transaction costs of $115,000 and previously deferred financing costs of $285,000. Because of these issuances, the exercise price of the Series A warrants issued in March 2015 was adjusted to $1.07 pursuant to the anti-dilution provisions contained in such warrants.
Public offerings
March 2015 Offering
On March 11, 2015, the Company completed a public offering of 596,775 units (the "Units"), with each Unit consisting of either one common share or one pre-funded warrant to purchase one common share ("Series C Warrant"), 0.75 of a warrant to purchase one common share ("Series A Warrant") and 0.50 of a warrant to purchase one common share ("Series B Warrant"), at a purchase price of $62.00 per Unit (the "March 2015 Offering").
Total gross cash proceeds raised through the March 2015 Offering amounted to $37,000,000, less cash transaction costs of $2,560,000 and previously deferred transaction costs of $7,000.
The Series A Warrants were exercisable during a five-year term at an initial exercise price of $81.00 per share, and the Series B Warrants were exercisable during an 18-month term at an initial exercise price of $81.00 per share. The Series A Warrants are and the Series B Warrants were subject to certain anti-dilution provision and may at any time be exercised on a standard cashless basis and, in addition, the Series B Warrants were exercisable on an alternate net cashless basis. The exercise of Series B Warrants performed on an alternate net cashless basis resulted in the issuance of a substantially larger number of the Company's common shares than otherwise would be issued following a standard cash or cashless exercise. See also note 14 - Warrant liability. The remaining 8,064 Series B Warrants expired September 12, 2016.
Between May 26, 2015 and December 31, 2015, 290,318 of the Series B Warrants were exercised on an alternate cashless basis, resulting in the issuance of 5,670,118 common shares.
The Company estimated the fair value attributable to the Series A and Series B warrants as of the date of grant by applying the Black-Scholes pricing model, to which the following assumptions were applied: Series A warrants: a risk-free annual interest rate of 1.59%, an expected volatility of 95.11%, an expected life of 5 years and a dividend yield of 0.0%; Series B warrants: a risk-free annual interest rate of 0.47%, an expected volatility of 97.34%, an expected life of 18 months and a dividend yield of 0.0%. As a result, on March 11, 2015, the total fair value of the share purchase warrants was estimated at $20,980,000.
The Series C Warrants were offered in the March 2015 Offering to investors whose purchase of Units would have resulted in their beneficially owning more than an "initial beneficial ownership limitation" of either 4.9% or 9.9% of our common shares following the offering. The Series C Warrants, which were exercisable immediately upon issuance and for a period of five years at an exercise price of $62.00 per share, were fully exercised between March 23, 2015 and June 5, 2015. Total gross proceeds payable to the Company in connection with the exercise of the Series C Warrants were pre-funded by investors and therefore were included in the proceeds of the offering. No additional consideration was required to be paid to the Company upon exercise of the Series C Warrants.
Total gross proceeds of the March 2015 Offering were allocated as follows: $20,980,000 was allocated to the warrant liability, $9,296,000 was allocated to pre-funded warrants, and the balance of $6,724,000 was allocated to Share capital. Transaction costs were allocated to the liability and equity components in proportion to the allocation of proceeds. As such, an amount of $1,451,000 was allocated to the warrant liability and immediately recognized in general and administrative expenses in the consolidated statement of comprehensive loss, an amount of $473,000 was allocated to Share capital and an amount of $643,000 was allocated to pre-funded warrants. Upon exercise of the Series C Warrants, the net proceeds initially allocated to the pre-funded warrants were re-allocated to Share capital.
In connection with the March 2015 Offering, the holders of 211,230 of the 219,000 then outstanding warrants issued by the Company in connection with public offerings completed in November 2013 and January 2014 entered into an amendment agreement that caused such previously issued warrants to expire and terminate. The Company made a cash payment in the aggregate amount of $5,703,000 out of the proceeds of the March 2015 Offering as consideration to the relevant warrantholders in exchange for the latter agreeing to the aforementioned amendment. Upon expiry of the warrants in question, the Company recognized a gain of $5,865,000 and derecognized the expired warrants. The gain on derecognition was recorded, net of the aforementioned amendment fee, within finance income in the accompanying consolidated statement of comprehensive loss. For holders of the remaining 7,770 outstanding warrants issued by the Company in connection with the November 2013 and the January 2014 offerings who did not enter into a warrant amendment agreement, the exercise price of the corresponding warrants was reduced to $14.00 per share in accordance with the terms thereof.
December 2015 Offering
On December 14, 2015, the Company completed a public offering of 3,000,000 common shares at a purchase price of $5.54 per share and 2,100,000 warrants to purchase one common share at a purchase price of $0.01 per warrant (the "December 2015 Offering").
In connection with the December 2015 Offering, the Company granted the underwriter a 45-day over-allotment option to separately acquire up to an additional 330,000 common shares at the same purchase price of $5.54 per share and/or up to an additional 231,000 warrants at the same purchase price of $0.01 per warrants. The underwriter exercised its option in full with respect to the 231,000 warrants for market stabilization purposes but did not exercise any of its option in respect of common shares.
Total gross cash proceeds raised through the December 2015 Offering amounted to $16,650,000, less cash transaction costs of $1,638,000.
The warrants are exercisable for a period of five years at an exercise price of $7.10 per share. Upon complete exercise for cash, these warrants would result in the issuance of an aggregate of 2,331,000 common shares that would generate additional proceeds for an amount of $16,550,100. However, those warrants may at any time be exercised on a "net" or "cashless" basis.
The Company estimated the fair value attributable to the warrants as of the date of grant by applying the Black-Scholes pricing model, to which the following assumptions were applied: a risk-free annual interest rate of 1.68%, an expected volatility of 107.57%, an expected life of 5 years and a dividend yield of 0.00%. As a result, on December 14, 2015, the total fair value of the share purchase warrants was estimated at $7,698,000.
Total gross proceeds of the December 2015 Offering were allocated as follows: $7,698,000 was allocated to the warrant liability and $8,952,000 was allocated to Share capital. Transaction costs were allocated to the liability and equity components in proportion to the allocation of proceeds. As such, an amount of $757,000 was allocated to the warrant liability and immediately recognized in general and administrative expenses in the consolidated statement of comprehensive loss, an amount of $881,000 was allocated to Share capital.
In connection with the December 2015 Offering and in accordance with the anti-dilution provisions, the exercise prices of the January 2014 and March 2015 Series A and Series B warrants were adjusted to $0.00 and $4.95, respectively. The remaining January 2014 Warrants were exercised on December 30, 2015 and no longer remain outstanding.
November 2016 Offering
On November 1, 2016, the Company completed a registered direct offering of 2,100,000 units (the "Units"), with each Unit consisting of one common share or one pre-funded warrant to purchase one common share and 0.45 of a warrant to purchase one common share (the "November 2016 Offering").
Total gross cash proceeds raised through the November 2016 Offering amounted to $7.6 million, less cash transaction costs of $1.0 million, and previously deferred transactions costs of $27,000. The warrants are exercisable six months after their date of issuance and for a period of three years thereafter at an exercise price of $4.70 per share.
The warrants contain a call provision which provides that, in the event the Company's common shares trade at or above $10 on the market during a specified measurement period and subject to a minimum volume of trading during such measurement period, then, subject to certain conditions, the Company has the right to call for cancellation all or any portion of the warrants which are not exercised by holders within 10 trading days following receipt of a call notice from the Company. Upon complete exercise for cash, these warrants would result in the issuance of an aggregate of 945,000 common shares that would generate additional proceeds of approximately $4.4 million, although these warrants may be exercised on a "net" or "cashless" basis. See also note 14 - Warrant liability.
The Company estimated the fair value attributable to the warrants as of the date of grant by applying probability to multiple Black-Scholes pricing models, to which the following weighed average assumptions were applied: a risk-free annual interest rate of 0.63%, an expected volatility of 112.48%, an expected life of 1.63 years and a dividend yield of 0.0%. In addition, the Company reduced the fair value of these warrants to take into consideration the fair value of the $10.00 call option, which was also calculated using the Black-Scholes pricing model with similar assumptions as described above. As a result, on November 1, 2016, being the date of issuance, the total fair value of the share purchase warrants was estimated at $400,000.
The pre-funded warrants were offered in the November 2016 Offering to the investor because the purchase of Units would have resulted in the investor beneficially owning more than an "initial beneficial ownership limitation" of 4.9% of our common shares following the offering. The pre-funded warrants, which were exercisable immediately upon issuance and for a period of five years at an exercise price of $3.60 per share, were fully exercised between November 10, 2016 and December 19, 2016. Total gross proceeds payable to the Company in connection with the exercise of the pre-funded warrants were pre-funded by the investor and therefore were included in the proceeds of the offering. No additional consideration was required to be paid to the Company upon exercise of the pre-funded warrants.
Total gross proceeds of the November 2016 Offering were allocated as follows: $400,000 was allocated to the warrant liability, $3,239,000 was allocated to the pre-funded warrants, and the balance of $3,921,000 was allocated to Share capital. Transaction costs were allocated to the liability and equity components in proportion to the allocation of proceeds. As such, an amount of $56,000 was allocated to the warrant liability and immediately recognized in general and administrative expenses in the consolidated statement of comprehensive loss, an amount of $544,000 was allocated to Share capital and an amount of $450,000 was allocated to pre-funded warrants. Upon exercise of the pre-funded warrants, the net proceeds initially allocated to the pre-funded warrants were re-allocated to Share capital.
Shareholder rights plan
The Company has a shareholder rights plan (the "Rights Plan") that provides the Board of Directors and the Company's shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, to pursue other alternatives for maximizing shareholder value. Under the Rights Plan, one right has been issued for each currently issued common share, and one right will be issued with each additional common share that may be issued from time to time. The Rights Plan was approved, ratified and confirmed by the Company's shareholders at its annual meeting of shareholders held on May 10, 2016.
Stock options
The Company has in place a stock option plan (the "Stock Option Plan") for its directors, senior executives, employees and other collaborators who provide services to the Company. The total number of common shares that may be issued under the Stock Option Plan cannot exceed 11.4% of the total number of issued and outstanding common shares at any given time. The Company's Board of Directors amended the Stock Option Plan on March 20, 2014 and the Company's Shareholders approved, ratified and confirmed the Stock Option Plan on May 10, 2016.
Options granted under the Stock Option Plan prior to the 2014 amendment expire after a maximum period of 10 years following the date of grant. Options granted after the 2014 amendment expire after a maximum period of seven years following the date of grant.
The following tables summarize the activity under the Stock Option Plan.

	Years ended December 31,
	2017		2016		2015
US dollar-denominated options	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)
Balance – Beginning of the year	966,539	7.23	272,874	25.88	33,956	187.36
Granted	390,000	2.05	713,573	3.47	243,000	5.17
Forfeited	(643,271)	6.02	(10,034)	99.22	(4,082)	136.17
Cancelled	—	—	(9,874)	157.00	—	—
Expired	(853)	704.88	—	—	—	—
Balance – End of period	712,415	4.66	966,539	7.23	272,874	25.88

	Years ended December 31,
	2017		2016		2015
Canadian dollar-denominated options	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)
Balance – Beginning of the year	1,858	820.27	3,787	845.46	4,909	1,010.40
Forfeited	—	—	(1,028)	967.63	(271)	923.20
Cancelled	—	—	(901)	758.00	—	—
Expired	(355)	1,728.15	—	—	(851)	1,772.17
Balance – End of the year	1,503	605.84	1,858	820.27	3,787	845.46

	US$ options outstanding as at December 31, 2017
Exercise price (US$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (US$)
2.05 to 2.75	390,000	6.62	2.05
2.76 to 3.47	168,864	5.93	3.45
3.48 to 3.49	50,000	5.35	3.48
3.50 to 4.19	32,498	5.94	3.77
4.20 to 1,044.00	71,053	4.89	23.09
	712,415	6.17	4.66

	US$ options exercisable as at December 31, 2017
Exercise price (US$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (US$)
2.76 to 3.47	56,851	5.93	3.45
3.48 to 3.49	16,669	5.35	3.48
3.50 to 4.19	10,834	5.94	3.77
4.20 to 1,044.00	49,055	4.86	31.39
	133,409	5.46	13.75

	CAN$ options both outstanding and exercisable as at December 31, 2017
Exercise price (CAN$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (CAN$)
330.00 to 360.00	197	0.92	330.00
360.01 to 480.00	333	0.87	390.00
480.01 to 741.00	502	1.94	570.00
741.01 to 912.00	471	2.87	912.00
	1,503	1.86	605.84

As at December 31, 2017, the total compensation cost related to unvested US Dollar stock options not yet recognized amounted to $444,450 ($2,057,188 in 2016). This amount is expected to be recognized over a weighted average period of 1.38 years (1.71 years in 2016).
The Company settles stock options exercised through the issuance of new common shares as opposed to purchasing common shares on the market to settle stock option exercises.
Fair value input assumptions for US dollar-denominated options granted
The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

		Years ended December 31,
		2017	2016
Expected dividend yield	(a)	0.00%	0.00%
Expected volatility	(b)	137.60%	115.10%
Risk-free annual interest rate	(c)	1.53%	1.80%
Expected life (years)	(d)	3.26	4.92
Weighted average share price		$2.05	$3.47
Weighted average exercise price		$2.05	$3.47
Weighted average grant date fair value		$1.62	$2.80
________________________

(a)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(b)	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.

(c)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.

(d)	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.
The Black-Scholes pricing models referred above use "Level 2" inputs in calculating fair value, as defined by IFRS 13, and as discussed in note 22 - Financial instruments and financial risk management.